Operations	12 Months Ended
Dec. 31, 2022
Disclosure of joint operations [abstract]
Operations	Operations
StoneCo Ltd. (the “Company”), is a Cayman Islands exempted company with limited liability, incorporated on March 11, 2014. The registered office of the Company is located at 4th Floor, Harbour Place 103 South Church Street.
On November 29, 2022, the Company announced that the Brazilian Central Bank (“BACEN”) has approved the technical requirement of change of control submitted by the Company amid a corporate restructuring involving the conversion of Eduardo Pontes interests in Company´s Class B super-voting shares from HR Holdings, LLC (which were held indirectly through holding companies) into Class A shares directly owned by his family vehicles ("Corporate Restructuring”).
As a result of the Corporate Restructuring, there were a decrease in the concentration of votes held by the Company’s founding shareholders and HR Holdings, LLC became the owner of 31.1% of the Company’s voting power, whose ultimate parent is an investment fund, the VCK Investment Fund Limited SAC A, owned by the co-founder of the Company, Andre Street.
The individual Company’s shares are publicly traded on Nasdaq (STNE) and depositary receipts (BDRs) representing the Company´s shares are traded on the São Paulo exchange (B3 under the ticker STOC31).
The Company and its subsidiaries (collectively, the “Group”) provide financial services and software solutions to clients across in-store. mobile and online devices helping them to better manage their businesses, become more productive and sell more - both online and offline.
The consolidated financial statements were approved by the Audit Committee on meeting held on March 10, 2023.
1.1.    2020 Follow-on
On August 12, 2020, the Company filed a follow-on prospectus offering 31,481,250 of its Class A common shares, of a par value of US$0.000079365 per share, including the full exercise of the underwriters’ option to purchase 4,106,250 additional shares (“Offering”).
The Offering price was US$ 47.50 per Class A common share, resulting in gross proceeds of US$ 1,495,359. The Company received net proceeds of US$ 1,464,702 (or R$ 7,872,554), after deducting US$ 30,657 in underwriting discounts and commissions. Additionally, the Company incurred in US$ 7,278 and (or R$ 39,964) regarding other offering expenses.
The shares offered and sold in the Offering were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form F-3 (Registration No. 333-244404), which was declared effective by the Securities and Exchange Commission on August 17, 2020.
The Company used the net proceeds from the Offering to finance the acquisition of Linx S.A. (Note 1.2), and to pay related fees and expenses, as well as for general corporate purposes.
1.2.    Linx acquisition
On November 17, 2020, Linx S.A. (“Linx”) held an Extraordinary General Meeting that approved the business combination between STNE Participações S.A. (“STNE Par”), that holds the software investments business of the Group, and Linx, a leading provider of retail management software in Brazil. The transaction was unanimously approved by the Brazilian Antitrust Authority (“CADE”) on June 16, 2021, with no restrictions, and was completed on July 1, 2021.
Pursuant to the terms and subject to the conditions set forth in the Association Agreement and its amendments, each Linx share issued and outstanding immediately prior to the consummation of the transaction was automatically contributed to the Group in exchange for one newly issued redeemable STNE Par Class A Preferred Share and one newly issued redeemable STNE Par Class B Preferred Share. Immediately thereafter, each STNE Par Class A Preferred Share was redeemed for a cash payment of R$33.5229 updated proportionally according to the CDI rate variation from February 11, 2021 until the date of the effective payment, and each STNE Par Class B Preferred Share was redeemed for 0.0126730 BDR (Brazilian Depositary Receipt) Level1 (“StoneCo BDR”), admitted to trading on B3, and credited to the shareholders’ account on July 1, 2021, provided that each 1 (one) StoneCo BDR corresponded to 1 (one) StoneCo Class A Share (the “Base Exchange Ratio”). The Base Exchange Ratio was calculated on a fully diluted basis, assuming a number of fully diluted shares of Linx of 178,361,138 on the transaction consummation date and represented a total consideration of R$ 37.78 for each Linx share.
The redemption mentioned above was adjusted by Linx’s intermediary dividend payment, approved on June 16, 2021, based on the accumulated profits of fiscal years prior to 2020, as evidenced in its balance sheet as of December 31, 2020, for R$ 100,000 (one hundred million reais), corresponding to R$ 0.5636918 per share. On the date of the dividend approval, the Group already had Linx’s shares classified as Short-term investments, so it received an amount of R$ 20,129 as dividends, recognized in Other income (expenses), net.
For further information, see Note 21.4.
1.3.    Recasted financial statements
The purchase price allocation was concluded for SimplesVet and VHSYS acquisitions on March 31, 2022, for the Linx acquisition on June 30, 2022 and for Collact and Trampolin acquisitons on September 30, 2022 (see details in Note 21.4). Therefore, retrospective adjustments were made in the Statement of financial position as of December 31, 2021 in accordance with IFRS 3.
There were no impacts in the Statement of profit or loss for the comparative year ended December 31, 2021. The revised lines in the Statement of financial position are as follows:

	December 31, 2021 (As previously presented)	Adjustments	December 31, 2021 (Recasted)

Assets
Current assets
Recoverable taxes(a)	230,558	(15,721)	214,837
Total current assets	29,960,173	(15,721)	29,944,452
Non-current assets
Deferred tax assets(b)	431,755	148,737	580,492
Intangible assets(c)	8,370,313	(92,795)	8,277,518
Total non-current assets	12,096,618	55,942	12,152,560
Total assets	42,056,791	40,221	42,097,012

Liabilities and equity
Non-current liabilities
Deferred tax liabilities(b)	617,445	12,466	629,911
Other liabilities(d)	348,458	(5,019)	343,439
Total non-current liabilities	5,672,500	7,447	5,679,947
Total liabilities	28,462,345	7,447	28,469,792

Equity
Capital reserve(e)	14,516,767	24,365	14,541,132
Equity attributable to owners of the parent	13,512,081	24,365	13,536,446
Non-controlling interests(f)	82,365	8,409	90,774
Total equity	13,594,446	32,774	13,627,220

Total liabilities and equity	42,056,791	40,221	42,097,012

(a)The recoverability of tax credits previously recognized by Linx was reviewed.
(b)The Group identified deferred tax liabilities in relation to the tax amortization of goodwill previously recognized by Linx on past business combinations. These amounts were derecognized on the consolidated financial statements due to the acquisition of Linx. A deferred tax asset related to the tax benefit over the remaining fiscal amortization of goodwill was recognized. Additionally, the deferred tax liabilities over identified intangible assets were reviewed.
(c)The adjustments refer mainly to goodwill impacted by items (a) and (b) described above and a fair value of non-compete agreement signed with the Linx founders. Minor impacts refer to reviewed assessment of customer relationships, software, and trademarks and patents identified in the business combinations of SimplesVet, VHSYS, Trampolin, Collact and Linx.
(d)The adjustments refer mainly to reviewed contingent consideration of SimplesVet and Trampolin.
(e)The adjustments refer to the contingent consideration in the form of equity instruments originated from the non-compete agreement signed with the Linx founders.
(f)The adjustments refer to the fair value of non-controlling interests in SimplesVet and VHSYS over the adjustments described in the item (c) above.